Portfolio of Investments
Columbia Income Builder Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 26.5%
	Shares	Value ($)
Convertible 1.3%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	874,790	17,023,411
Dividend Income 17.6%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,535,908	103,354,578
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	2,759,879	102,087,945
Columbia International Dividend Income Fund, Institutional 3 Class(a)	1,547,375	23,643,885
Total		229,086,408
Global Real Estate 3.5%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	3,815,114	44,751,292
U.S. Small Cap 4.1%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,204,379	53,691,232
Total Equity Funds (Cost $302,862,003)		344,552,343

Exchange-Traded Fixed Income Funds 5.6%

Multisector 5.6%
Columbia Diversified Fixed Income Allocation ETF(a)	1,633,929	27,450,007
Columbia Short Duration Bond ETF(a)	2,586,343	45,623,091
Total		73,073,098
Total Exchange-Traded Fixed Income Funds (Cost $83,363,913)		73,073,098

Fixed Income Funds 67.8%

Emerging Markets 7.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	11,894,172	99,554,217
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 5.2%
Columbia Floating Rate Fund, Institutional 3 Class(a)	2,062,826	67,660,688
High Yield 7.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	9,129,204	93,209,171
Investment Grade 47.7%
Columbia Corporate Income Fund, Institutional 3 Class(a)	24,010,639	202,889,897
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	2,207,059	20,437,367
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	14,978,676	119,529,837
Columbia Quality Income Fund, Institutional 3 Class(a)	15,663,646	270,511,177
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	677,304	6,657,896
Total		620,026,174
Total Fixed Income Funds (Cost $1,057,373,645)		880,450,250

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 2.640%(a),(b)	669,943	669,943
Total Money Market Funds (Cost $669,494)		669,943
Total Investments in Securities (Cost: $1,444,269,055)		1,298,745,634
Other Assets & Liabilities, Net		(485,277)
Net Assets		1,298,260,357
Columbia Income Builder Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Income Builder Fund, October 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	39,441,051	16,543,663	(27,454,700)	(11,506,603)	17,023,411	911,234	6,151,716	289,251	874,790
Columbia Corporate Income Fund, Institutional 3 Class
	232,023,938	48,512,644	(38,583,718)	(39,062,967)	202,889,897	—	(5,446,162)	5,737,364	24,010,639
Columbia Diversified Fixed Income Allocation ETF
	33,773,313	—	—	(6,323,306)	27,450,007	—	—	678,865	1,633,929
Columbia Dividend Income Fund, Institutional 3 Class
	102,973,527	41,541,303	(32,575,276)	(8,584,976)	103,354,578	—	1,031,140	1,541,303	3,535,908
Columbia Dividend Opportunity Fund, Institutional 3 Class
	56,453,905	80,738,318	(33,802,305)	(1,301,973)	102,087,945	—	(195,889)	1,395,154	2,759,879
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	106,349,976	20,255,484	—	(27,051,243)	99,554,217	—	—	3,255,489	11,894,172
Columbia Floating Rate Fund, Institutional 3 Class
	147,520,994	4,770,708	(80,557,963)	(4,073,051)	67,660,688	—	(4,057,930)	2,995,426	2,062,826
Columbia Government Money Market Fund, Institutional 3 Class, 2.640%
	664,991	4,953	—	(1)	669,943	—	—	4,952	669,943
Columbia High Yield Bond Fund, Institutional 3 Class
	164,635,141	5,138,882	(63,677,224)	(12,887,628)	93,209,171	—	(6,234,658)	4,795,703	9,129,204
Columbia International Dividend Income Fund, Institutional 3 Class
	34,787,500	15,725,156	(20,115,470)	(6,753,301)	23,643,885	—	48,380	381,977	1,547,375
Columbia Limited Duration Credit Fund, Institutional 3 Class
	108,929,494	3,296,805	(88,981,780)	(2,807,152)	20,437,367	—	(3,344,225)	929,763	2,207,059
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	201,108,766	8,946,997	(55,880,910)	(34,645,016)	119,529,837	—	(5,743,350)	6,579,954	14,978,676
Columbia Quality Income Fund, Institutional 3 Class
	334,313,901	45,474,154	(48,493,510)	(60,783,368)	270,511,177	—	(5,355,947)	5,923,586	15,663,646
Columbia Real Estate Equity Fund, Institutional 3 Class
	37,546,853	19,280,676	—	(12,076,237)	44,751,292	1,482,215	—	798,454	3,815,114
Columbia Short Duration Bond ETF
	33,502,445	16,087,003	—	(3,966,357)	45,623,091	—	—	799,433	2,586,343
Columbia Small Cap Value Fund I, Institutional 3 Class
	73,836,891	2,479,120	(17,126,443)	(5,498,336)	53,691,232	2,479,120	(1,126,461)	—	1,204,379
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	7,620,242	80,367	—	(1,042,713)	6,657,896	—	—	80,367	677,304
Total	1,715,482,928			(238,364,228)	1,298,745,634	4,872,569	(24,273,386)	36,187,041

(b)	The rate shown is the seven-day current annualized yield at October 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Income Builder Fund | Third Quarter Report 2022

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3QT163_01_M01_(12/22)